Income tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax Credit Carryforward, Amount	$ 1,253
Tax Credit Carryforward, Year of Expiration	2019
Deferred Tax Assets Cash Flow Hedging Term	11 years
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 1,488	$ (384)	$ 0
Other Comprehensive Income Loss, Valuation Allowance Tax	(390)	0	$ 0
Deferred Tax Assets, Net of Valuation Allowance	$ 2,000
Unrecognized Tax Benefits		$ 2,626